Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheets (Details)	Dec. 31, 2024 USD ($)
Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Prepaid expenses and other current assets	$ 1,784,363
Current tax asset
Total current assets	1,784,363
Deferred tax asset	1,012,780
Prepayment and other non-current assets	593,473
Total non-current assets	32,267,167
Net assets	27,424,065
EQUITY
Retained earnings	6,241,945
TOTAL EQUITY	27,424,065
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Prepaid expenses and other current assets	(655,565)
Current tax asset	95,993
Total current assets	(559,572)
Deferred tax asset	136,469
Prepayment and other non-current assets	491,451
Total non-current assets	627,920
Net assets	68,348
EQUITY
Retained earnings	68,348
TOTAL EQUITY	68,348
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Prepaid expenses and other current assets	1,128,798
Current tax asset	95,993
Total current assets	1,224,791
Deferred tax asset	1,149,249
Prepayment and other non-current assets	1,084,924
Total non-current assets	32,895,087
Net assets	27,492,413
EQUITY
Retained earnings	6,310,293
TOTAL EQUITY	$ 27,492,413